Investment income - Summary of investment income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment income [abstract]
Dividend income	€ 116	€ 117	€ 105
Realised gains/losses on disposal of debt instruments measured at FVOCI	28	(104)	(11)
Other investment income	(15)
Investment income	€ 129	€ 13	€ 95